Monthly Rebalance NASDAQ-100 2x Strategy Fund Expense Example - Class A and Class C [Member] - Monthly Rebalance NASDAQ-100 2x Strategy Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 304
Expense Example, with Redemption, 3 Years	744
Expense Example, with Redemption, 5 Years	1,311
Expense Example, with Redemption, 10 Years	2,854
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	597
Expense Example, with Redemption, 3 Years	968
Expense Example, with Redemption, 5 Years	1,364
Expense Example, with Redemption, 10 Years	$ 2,467